Employee Future Benefits - Narrative (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Defined contribution plan cost recognized	CAD 9	CAD 7	CAD 20	CAD 15